SHAREHOLDERS’ EQUITY (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
SUMMARY OF OUTSTANDING WARRANTS

The following table summarizes information of outstanding warrants as of December 31, 2021 and 2020:

	Warrants	Warrant Term	Exercise Price	Exercisable

Class J Warrants	130,333	July 2029	13.44	130,333
Class K Warrants	130,333	July 2029	22.4	130,333

SCHEDULE STOCK OPTION ACTIVITY

A summary of Gix Media’s employee options activity and related information is as follows:

	As of December 31, 2021		As of December 31, 2020
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
		$		$
Options outstanding at beginning of the year	1,120,000	1.56	1,940,000	1.6
Changes during the period:
Granted	-	-	-	-
Exercised	-	-	-	-
Expired or forfeited	(382,085)	1.61	(820,000)	1.67

Outstanding at end of period	737,915	1.61	1,120,000	1.56
Options exercisable at end of period	504,585	1.61	704,997	1.56

SCHEDULE OF OPTION OUTSTANDING AND EXERCISABLE

The following tables summarize additional information regarding the Gix Media’s outstanding and exercisable options as of December 31, 2021:

	Options Outstanding
	As of December 31, 2021
Range of exercise price	Number of options As of December 31, 2021	Weighted average exercise price	Weighted average remaining contractual life (years)
$		$
1.61	737,915	1.61	6.60

	Options Exercisable
	As of December 31, 2021
Range of exercise price	Number of options As of December 31, 2021	Weighted average exercise price	Weighted average remaining contractual life (years)
$		$
1.61	504,585	1.61	6.63

SCHEDULE OF STOCK BASED COMPENSATION EXPENSES

The Company recognized stock-based compensation expenses related to Gix Media employee’s options in the statement of operations as follows:

	For the year ended December 31,
	2021	2020

Research and development	(40)	74
Selling and marketing	(6)	(2)
General and administrative	3	31

Total	(43)	103